Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a.Fair value of financial instruments that are not measured at fair value
Financial instruments not measured at fair value held by the Company included financial assets and financial liabilities measured at amortized cost. The management considered that the carrying amounts of these financial assets and financial liabilities not measured at fair value approximated their fair values or the fair values could not be measured reliably.
b.Fair value of financial instruments that are measured at fair value on a recurring basis
i.Fair value hierarchy

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$24,147	$24,147
Earn-in liabilities	—	—	13,384	13,384
Warrant liabilities	6,038	—	3,380	9,418
	$6,038	$—	$40,911	$46,949

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,862	$107,862
There were no transfers between the levels of the fair value hierarchy for the years ended December 31, 2022, 2021 and 2020. The Company did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as of December 31, 2022 and 2021.
ii.Reconciliation for recurring fair value measurements categorized within level 3 of the fair value hierarchy

	Earnout liabilities	Earn-in liabilities	Warrant liabilities	Redeemable preferred shares	Total
Balance as of January 1, 2021	$—	$—	$—	$107,397	$107,397
Settlements	—	—	—	(7,000)	(7,000)
Loss on financial liabilities at FVTPL	—	—	—	7,465	7,465
Balance as of December 31, 2021	—	—	—	107,862	107,862
Issuance	134,423	74,508	21,127	—	230,058
Settlements	—	—	—	(108,149)	(108,149)
(Gains) losses on financial liabilities at FVTPL	(110,276)	(61,124)	(17,747)	287	(188,860)
Balance as of December 31, 2022	$24,147	$13,384	$3,380	$—	$40,911
For recurring fair value measurements categorized within Level 3 of the fair value hierarchy, unrealized gains of $189,147 thousand and unrealized losses of $7,465 thousand were recognized in profit or loss attributable to balances held at the end of the reporting period as of December 31, 2022 and 2021 respectively. The amounts were recognized in “Gains (losses) on financial liabilities at fair value through profit or loss” in profit or loss.
iii.Valuation techniques and inputs used in the fair value measurements

Financial Instruments	Valuation Techniques and Key Inputs	Significant Unobservable Inputs	Relationship and Sensitivity of Unobservable Inputs to Fair Value
Warrant liabilities - Public Warrants	Quoted prices in an active market	N/A	N/A
Warrant liabilities - Private Placement Warrants	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 56.0%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $798 thousand / ($1,179 thousand) as of December 31, 2022
Earnout liabilities	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 78.2%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $2,961 thousand / ($3,883 thousand) as of December 31, 2022
Earn-in liabilities	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 78.2%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $1,641 thousand / ($2,153 thousand) as of December 31, 2022
Redeemable preferred shares	Discounted cash flow: Discounted rate	Discount rate (December 31, 2022: N/A; December 31, 2021: 6.75%)	1% increase / (decrease) in the discount rate would result in decrease / (increase) in fair value by approximately $41 thousand / ($41 thousand) as of December 31, 2021
iv.Valuation processes for fair value measurements categorized within level 3 of the fair value hierarchy
The Company engaged third party qualified valuers to perform the valuation where significant unobservable inputs were used in the fair value measurements. The financial department worked closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model and confirmed the reliability, independence and correspondence of the information sources in the valuation.
c.Categories of financial instruments

	As of December 31,
	2022	2021
Financial assets

Financial assets at amortized cost (Note i)	$261,717	$268,420

Financial liabilities

Financial liabilities at FVTPL	46,949	107,862
Financial liabilities at amortized cost (Note ii)	445,988	515,665
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, bonds, notes and trade payables, and other financial liabilities.
d.Changes in liabilities arising from financing activities

	For the Year Ended December 31, 2022
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$334,317	$82,725	$—	$—	$900	$(36,768)	$381,174
Bonds	100,000	(102,594)	—	—	2,594	—	—
Redeemable preferred shares	107,862	(108,149)	—	287	—	—	—
Earnout liabilities	—	—	134,423	(110,276)	—	—	24,147
Earn-in liabilities	—	—	74,508	(61,124)	—	—	13,384
Warrant liabilities	—	—	44,243	(34,825)	—	—	9,418
Lease liabilities	26,742	(12,886)	—	—	10,102	(2,485)	21,473
Guarantee deposits received	1,027	335	—	—	—	(111)	1,251
	$569,948	$(140,569)	$253,174	$(205,938)	$13,596	$(39,364)	$450,847

	For the Year Ended December 31, 2021
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$248,617	$81,099	$—	$—	$—	$4,601	$334,317
Bonds	100,000	—	—	—	—	—	100,000
Redeemable preferred shares	107,397	(7,000)	—	7,465	—	—	107,862
Lease liabilities	30,342	(12,232)	—	—	8,233	399	26,742
Guarantee deposits received	1,114	(103)	—	—	—	16	1,027
	$487,470	$61,764	$—	$7,465	$8,233	$5,016	$569,948

	For the Year Ended December 31, 2020
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$135,299	$99,346	$—	$—	$—	$13,972	$248,617
Bonds	100,000	—	—	—	—	—	100,000
Redeemable preferred shares	—	98,785	—	8,612	—	—	107,397
Lease liabilities	30,472	(10,910)	—		8,845	1,935	30,342
Guarantee deposits received	1,001	44	—	—	—	69	1,114
	$266,772	$187,265	$—	$8,612	$8,845	$15,976	$487,470
*Other changes mainly include interest accruals and payments, new leases and lease modifications.
e.Financial risk management objectives and policies
The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.
i.Market risk
The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates.
1)Foreign currency risk
The Company undertook transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arose.
Sensitivity analysis
Since the primary operating entities of the Company are located in Taiwan, which mainly transact in New Taiwan dollars (NTD), those entities were mainly exposed to the fluctuations of USD.
The following table details the Company’s sensitivity to a 1% increase and decrease in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicated an increase in pre-tax profit (loss) or equity associated with a 1% strengthening of NTD against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on equity, and the balances below would be negative.

	For the Year Ended December 31
	2022	2021	2020
Profit or loss	$(42)	$(90)	$(1,037)
Equity	2,350	2,067	2,412
2)Interest rate risk
The Company was exposed to interest rate risk because the entities in the Company borrowed funds at both fixed and floating interest rates. The Company’s interest rate risk was mainly concentrated in the fluctuation of the benchmark interest rate arising from cash and cash equivalents - time deposits and repurchase agreements collateralized by bonds, other financial assets, short-term borrowings, long-term borrowings, bonds payable, financial liabilities designated as at FVTPL and leasing liabilities. The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	As of December 31,
	2022	2021
Fair value interest rate risk
Financial assets	$184,669	$204,747
Financial liabilities	68,422	134,604
Cash flow interest rate risk
Financial assets	56,357	42,426
Financial liabilities	381,599	434,898
Sensitivity analysis
The sensitivity analysis below was determined based on the Company’s exposure to interest rates for non-derivative instruments at the end of the reporting period. For floating rate liabilities, the analyses were prepared assuming the amount of the liability outstanding at the end of the reporting period was outstanding for the whole year. A 10 basis points increase or decrease was used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
If interest rates had been 10 basis points higher/lower and all other variables were held constant, the Company’s loss for the years ended December 31, 2022, 2021 and 2020 would increase/decrease by $278 thousand, $392 thousand and $321 thousand, respectively.
ii.Credit risk
Credit risk referred to the risk that counterparty would default on its contractual obligations resulting in financial loss to the Company. The Company’s credit risk was mainly arising from bank deposits, trade receivables, other financial assets and refundable deposits. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.
iii.Liquidity risk
The Company managed liquidity risk by monitoring and maintaining a level of cash deemed adequate to finance the Company’s operations and mitigated the effects of fluctuations in cash flows. In addition, management monitored the utilization of bank loans and ensured compliance with loan covenants.
1)Maturity analysis for non-derivative financial liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.

	As of December 31, 2022
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$43,341	$18,740	$1,395	$1,308	$31
Lease liabilities	1.20%-2.81%	990	1,980	7,421	11,703	—
Variable interest rate liabilities	1.70%-2.94%	5,501	26,376	56,106	293,618	—
		$49,832	$47,096	$64,922	$306,629	$31

	As of December 31, 2021
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$44,998	$34,661	$49	$1,027	$33
Lease liabilities	1.20%-2.40%	1,124	2,071	8,346	15,919	—
Fixed interest rate liabilities	7.00%	108,110	—	—	—	—
Variable interest rate liabilities	0.90%-4.12%	74,964	19,147	144,436	196,351	—
		$229,196	$55,879	$152,831	$213,297	$33
2)Bank credit limit

	As of December 31,
	2022	2021
Unsecured bank general credit limit
Amount used*	$401,500	$335,983
Amount unused	126,667	222,225
	$528,167	$558,208
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.